Summary of Significant Accounting Policies (Details 1) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2012 Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2013 Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2012 Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2013 Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2013 Convertible Notes Payable [Member]	Dec. 31, 2013 Convertible Notes Payable [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2013 Convertible Notes Payable [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2013 Convertible Notes Payable [Member] Fair Value, Inputs, Level 3 [Member]	Jun. 24, 2014 Financing Warrant [Member]	Dec. 31, 2013 Financing Warrant [Member]	May 16, 2012 Financing Warrant [Member]	Dec. 31, 2013 Financing Warrant [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2013 Financing Warrant [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2013 Financing Warrant [Member] Fair Value, Inputs, Level 3 [Member]	Jun. 24, 2014 Consulting Warrant [Member]	Dec. 31, 2013 Consulting Warrant [Member]	May 16, 2012 Consulting Warrant [Member]	Dec. 31, 2013 Consulting Warrant [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2013 Consulting Warrant [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2013 Consulting Warrant [Member] Fair Value, Inputs, Level 3 [Member]
Summary Of Significant Accounting Policies [Line Items]
Derivative Liabilities	$ 0	$ 6,277,000	$ 0	$ 0	$ 0	$ 0	$ 0	$ 6,277,000	$ 0	$ 5,573,000	$ 0	$ 0	$ 5,573,000	$ 1,733,000	$ 175,000	$ 186,500	$ 0	$ 0	$ 175,000	$ 4,019,000	$ 529,000	$ 537,500	$ 0	$ 0	$ 529,000